Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Revenues
Contract liabilities	¥ 41,067		¥ 174,456	$ 6,444
Revenue recognized that was included in contract liabilities at the beginning of the period	¥ 134,598	$ 21,121	¥ 378,307